UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                         Washington,  D.C.  20549

                                 Form 13F

                            Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	6/30/2007

Check here if Amendment  [   ];  Amendment Number:  ______
     This Amendment (Check only one.):		[   ]	is a restatement.
                                                [   ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Equinox Capital Management, LLC
Address:	590 Madison Avenue
           New York, N.Y. 10022

Form 13F File Number:    28-3706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Laurie A Vicari
Title:	Chief Compliance Officer
Phone:	212-207-1100

Signature, Place and Date of Signing:

/S/ Laurie A Vicari                        New York, NY
7/19/07

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					FORM 13F SUMMARY PAGE


Report Summary:

Name of Other Included Managers:		n/a

Form 13F Information Table Entry Total:	71

Form 13F Information Table Value Total: 	$1066470  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column
headings and list entries.] 	 NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD ORD                    COM              G0070K103    15252   243953 SH       SOLE                   219103             24850
AETNA INC NEW COM              COM              00817Y108    16929   342687 SH       SOLE                   301037             41650
ALCOA INC.                     COM              013817101    14560   359237 SH       SOLE                   320887             38350
ALTRIA GROUP INC               COM              02209S103    15471   220570 SH       SOLE                   185070             35500
AMERICAN INTL GR               COM              026874107     9198   131350 SH       SOLE                   131350
ANADARKO PETE CO               COM              032511107    21373   411101 SH       SOLE                   368765             42336
APPLIED MATLS IN               COM              038222105    13280   668323 SH       SOLE                   566023            102300
AT&T INC COM                   COM              00206R102    32217   776313 SH       SOLE                   698992             77321
BANK OF AMERICA CORP           COM              060505104    42486   869008 SH       SOLE                   782108             86900
CARDINAL HEALTH INC. COMMON    COM              14149Y108     4429    62700 SH       SOLE                    62700
CBS INC                        COM              124857202    10059   301882 SH       SOLE                   255482             46400
CENTEX CORP                    COM              152312104    13654   340507 SH       SOLE                   299457             41050
CHEVRON CORP NEW COM           COM              166764100    41094   487822 SH       SOLE                   441457             46365
CHUBB CORP                     COM              171232101    24466   451907 SH       SOLE                   404515             47392
CITIGROUP INC.                 COM              172967101    44472   867064 SH       SOLE                   777364             89700
COMCAST CORP CL K              COM              20030N200      280    10000 SH       SOLE                    10000
COMCAST CORP-CL A              COM              20030N101     8093   287800 SH       SOLE                   287800
COMERICA INC                   COM              200340107     6399   107600 SH       SOLE                   107600
COMMUNITY HLTH SYS NEW COM     COM              203668108     2609    64500 SH       SOLE                    64500
CONOCOPHILLIPS COM             COM              20825C104    28482   362826 SH       SOLE                   329826             33000
DOW CHEM CO                    COM              260543103    16546   374185 SH       SOLE                   340467             33718
EASTMAN KODAK CO               COM              277461109    19313   693948 SH       SOLE                   630332             63616
ELECTRONIC DATA SYSTEMS CORP   COM              285661104    17697   638173 SH       SOLE                   559490             78683
FEDERAL HOME LN                COM              313400301     7248   119400 SH       SOLE                   119400
FIRSTENERGY CORP.              COM              337932107    15347   237089 SH       SOLE                   199639             37450
FORTUNE BRAND                  COM              349631101      947    11500 SH       SOLE                    11500
GENERAL ELEC CO                COM              369604103    33776   882343 SH       SOLE                   787093             95250
HARTFORD FINL SVCS             COM              416515104    18931   192174 SH       SOLE                   175774             16400
HEWLETT PACKARD                COM              428236103     1910    42800 SH       SOLE                    42800
HOME DEPOT INC                 COM              437076102    15133   384575 SH       SOLE                   334925             49650
IBM CORP                       COM              459200101    27411   260436 SH       SOLE                   237186             23250
JABIL CIRCUIT INC              COM              466313103    11783   533910 SH       SOLE                   493410             40500
JOHNSON & JOHNSON              COM              478160104    18705   303546 SH       SOLE                   256996             46550
JPMORGAN CHASE & CO COM        COM              46625H100    40064   826924 SH       SOLE                   748908             78016
KEYCORP                        COM              493267108     1691    49250 SH       SOLE                    49250
KRAFT FOODS INC CL A           COM              50075N104    17570   498435 SH       SOLE                   435485             62950
LENNAR CORP                    COM              526057104     3912   107000 SH       SOLE                   107000
LEXMARK INTL                   COM              529771107     4403    89300 SH       SOLE                    89300
MACYS INC COM                  COM              55616P104    22740   571646 SH       SOLE                   509496             62150
MASSEY ENERGY CORP COM         COM              576206106     5032   188800 SH       SOLE                   188800
MEADWESTVACO CORP COM          COM              583334107     6571   186050 SH       SOLE                   186050
MORGAN STANLEY                 COM              617446448    10623   126640 SH       SOLE                   121800              4840
MOTOROLA INC                   COM              620076109     5188   293131 SH       SOLE                   293131
NORTHROP GRUMMAN CORP          COM              666807102    23298   299188 SH       SOLE                   271038             28150
OCCIDENTAL PETE                COM              674599105    14874   256983 SH       SOLE                   217883             39100
OMNICARE INC COM               COM              681904108     7201   199702 SH       SOLE                   180452             19250
OWENS-ILLINOIS                 COM              690768403     2660    76000 SH       SOLE                    76000
PACTIV CORP COM                COM              695257105     1766    55384 SH       SOLE                    55384
PFIZER INC                     COM              717081103    29816  1166059 SH       SOLE                  1061232            104827
PPL CORP COM                   COM              69351T106     7842   167600 SH       SOLE                   167600
PROCTER & GAMBLE               COM              742718109    28756   469953 SH       SOLE                   418403             51550
ROYAL CARIBBEAN CRUISE         COM              V7780T103    20837   484814 SH       SOLE                   432816             51998
SAFEWAY STORES                 COM              786514208     1943    57100 SH       SOLE                    57100
SARA LEE CORP                  COM              803111103     3350   192500 SH       SOLE                   192500
SMURFIT-STONE CONTAINER CORP.  COM              832727101     4583   344300 SH       SOLE                   344300
SPRINT NEXTEL CORP COM FON     COM              852061100    19859   958929 SH       SOLE                   848279            110650
TEVA PHARMACEUTCL INDS ADR     COM              881624209    21278   515841 SH       SOLE                   463041             52800
TEXAS INSTRS INC               COM              882508104    12126   322247 SH       SOLE                   274597             47650
TIDEWATER INC                  COM              886423102    13114   185015 SH       SOLE                   167615             17400
TIMKEN CO                      COM              887389104     8851   245110 SH       SOLE                   209060             36050
TYCO INTL LTD NEW COM          COM              902124106     6572   194500 SH       SOLE                   194500
UNION PAC CORP COM             COM              907818108     3650    31700 SH       SOLE                    31700
UNITED TECHNOLOG               COM              913017109    21637   305046 SH       SOLE                   275196             29850
UNUM GROUP                     COM              91529Y106     4845   185550 SH       SOLE                   185550
VERIZON COMMUNICATIONS COM     COM              92343V104    20740   503777 SH       SOLE                   465077             38700
WACHOVIA CORP 2ND NEW COM      COM              929903102    30307   591358 SH       SOLE                   539209             52149
WASHINGTON MUTUAL INC.         COM              939322103    24728   579914 SH       SOLE                   520423             59491
WILLIAMS COS INC               COM              969457100     1719    54377 SH       SOLE                    54377
WYETH COM                      COM              983024100    20686   360764 SH       SOLE                   322814             37950
WYNDHAM WORLDWIDE CORP COM     COM              98310W108     1833    50550 SH       SOLE                    50550
XL CAPITAL LTD.                COM              G98255105    20255   240303 SH       SOLE                   203562             36741